RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended							1 Months Ended				1 Months Ended				1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended		0 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended
	Feb. 28, 2013	Dec. 28, 2012	Sep. 30, 2012	Aug. 31, 2012	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Mar. 29, 2009	Feb. 08, 2013 Minimum [Member]	Feb. 08, 2013 Maximum [Member]	Mar. 31, 2013 CEO's Wife [Member]	Dec. 31, 2012 CEO's Wife [Member]	Mar. 31, 2013 CEO and CTO's Mother [Member]	Dec. 31, 2012 CEO and CTO's Mother [Member]	Jun. 30, 2012 CEO and CTO's Mother [Member]	Sep. 21, 2012 CEO and CTO's Father [Member]	Sep. 30, 2012 CEO and CTO's Father [Member]	Mar. 31, 2013 CEO and CTO's Father [Member]	Jun. 30, 2012 CEO and CTO's Father [Member]	Sep. 30, 2012 Director Settlement [Member]	Dec. 31, 2011 Director Settlement [Member]	May 20, 2010 Director Settlement [Member]	Dec. 31, 2012 Director Settlement [Member]	Sep. 30, 2012 Warrant to Director [Member]	Dec. 31, 2011 Warrant to Director [Member]	Jul. 02, 2012 Director [Member]	Sep. 21, 2012 Director [Member]	Feb. 08, 2013 President [Member]	Dec. 31, 2011 President [Member]	Apr. 30, 2011 President [Member]	Mar. 31, 2013 President [Member]	Sep. 26, 2012 President [Member]	Feb. 08, 2013 President [Member] Minimum [Member]	Feb. 08, 2013 President [Member] Maximum [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Mar. 31, 2013 Chief Executive Officer [Member]	Sep. 26, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Financial Officer [Member]	Mar. 31, 2013 Chief Financial Officer [Member]	Sep. 26, 2012 Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Weekly salary amount																		$ 1,000	$ 1,000	$ 600	$ 600	$ 600			$ 2,300	$ 1,200				$ 1,200
Proceeds from shares purchased		250,000	184,500	175,000
Granted									1,395,000														70,000	70,000			70,000				350,000		230,000	230,000	112,500
Granted, exercise price									$ 1.25														$ 0.63										$ 0.91	$ 0.91	$ 0.39
Shares issued for services																							35,000											350,000
Shares issued for debt	210,226																												150,000
Issuance of common stock for settlement, shares																												441,177
Fair value of options																							28,358					300,000						115,883
Common stock issued upon exercise of options for cash													33,335	122,000																		130,000
Compensation cost increase																																													15,067
Proceeds from exercise of warrants					42,500						910,000	107,500	65,000	379,129																		65,000
Exercised					$ 0.5	$ 0.667	$ 1	$ 1.22																								$ 0.5										$ 0.6
Loss on warrant repricing					11,919					11,919	70,491	17,753	17,753																			5,834
Market value of warrants					$ 1.5																											$ 1.5
Proceeds from convertible notes with related parties											500,000	325,000	89,380																							29,380						10,000			50,000
Debt, interest rate	7.50%	10.00%													5.00%																					5.00%						0.70%			5.00%
Repayments of related party debt											84,219		(105,000)																								5,000	29,380	3,000				9,839	6,200		50,000	20,000
Due to former President																																			150,000
Option maturity period																																	10 years		10 years
Options cancelled																																			2,125,000
Options cancelled, exercise price																$ 0.45	$ 1.22																							$ 0.45	$ 1.22
Severance pay expenses																																						168,920
Severance liability																																						$ 144,286